SUPPLEMENT DATED NOVEMBER 15, 2010

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective November 15, 2010, the name of SCSM Ibbotson Moderate Fund is changed to SCSM Ibbotson Conservative Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Accumulator Protector 10/2010